UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (ZIP code)

Joel L. Weiss
FundVantage Trust
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)

Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Pacific Capital Tax-Free
Securities Fund
Class Y | PTXFX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Pacific Capital Tax-Free Securities Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.boh.com/personal/mutual‑funds. You can also request this information by contacting us at (888) 678‑6034.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacific Capital Tax-Free Securities Fund (Class Y / PTXFX)	$15	0.14%
Management’s Discussion of Fund Performance
The Pacific Capital Tax-Free Securities Fund returned 6.27% (gross of fees) over the trailing one-year period, outperforming the Bloomberg Hawaii Municipal Bond Index’s 6.13% return. Market yields have increased recently due to geopolitical tensions and rising oil prices, alongside a shift in Federal Reserve rate expectations from cuts to increases to combat inflation, contributing to market volatility. Performance attribution shows that an overweight in longer maturities positively impacted returns, benefiting from a steeper municipal maturity curve and higher tax-equivalent yields, while underperformance was linked to a higher quality bias in Hawaii-based credit.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Pacific Capital Tax-Free Securities Fund’s Class Y vs. the Bloomberg Municipal Bond Index and the Bloomberg Hawaii Municipal Bond Index.
Growth of $ 10,000
For the years April 30, 2016 through April 30, 2026
Average Annual Total Returns	1 Year	5 Years	10 Years
Class Y	6.27%	1.08%	1.97%
Bloomberg Municipal Bond Index	6.34%	0.90%	2.20%
Bloomberg Hawaii Municipal Bond Index	6.13%	0.84%	1.98%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.boh.com/personal/mutual-funds for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$282,340,210
Total number of portfolio holdings	124
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	36%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by credit quality of the portfolio holdings of the Fund, as a percentage of net assets:
CREDIT QUALITY
AAA	5.5%
AA	85.1%
A	6.4%
BAA	0.8%
Cash	2.2%
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality.  A pre-refunded bond (if any) is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Material Fund Changes During the Period
On December 2, 2025, the Fund’s Board of Trustees approved the reorganization of the Pacific Capital Tax-Free Short Intermediate Securities Fund into the Fund (the “Reorganization”). The Reorganization took place after the close of business on March 20, 2026. Immediately prior to the Reorganization, the Pacific Capital Tax-Free Short Intermediate Securities Fund’s Class Y Shares outstanding were exchanged for the Class Y Shares of the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.boh.com/personal/mutual-funds.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (888) 678-6034, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Pacific Capital Tax-Free Securities Fund Class Y (PTXFX)
Annual Shareholder Report — April 30, 2026
PTXFX-04/26-AR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy B. Wolcott and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that Mr. Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountants for the audit of the registrant’s annual financial statements or services that are normally provided by the accountants in connection with statutory and regulatory filings or engagements for those fiscal years were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$320,503	$559,045
Cohen & Company, Ltd.	$87,000	$20,000

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountants that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$0	$0
Cohen & Company, Ltd.	$0	$0

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountants for tax compliance, tax advice, and tax planning were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$13,997	$8,880
Cohen & Company, Ltd.	$0	$0

These fees were for India tax compliance services.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountants other than the services reported in paragraphs (a) through (c) of this Item were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$0	$0
Cohen & Company, Ltd.	$0	$0

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

	Fiscal Year 2026	Fiscal Year 2025
	(b)	(b)
PricewaterhouseCoopers, LLP	N/A	N/A
Cohen & Company, Ltd.	N/A	N/A

	Fiscal Year 2026	Fiscal Year 2025
	(c)	(c)
PricewaterhouseCoopers, LLP	N/A	N/A
Cohen & Company, Ltd.	N/A	N/A

	Fiscal Year 2026	Fiscal Year 2025
	(d)	(d)
PricewaterhouseCoopers, LLP	N/A	N/A
Cohen & Company, Ltd.	N/A	N/A

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountants for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$0	$0
Cohen & Company, Ltd.	$0	$0

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Pacific Capital Tax-Free Securities Fund
of
FundVantage Trust
Class Y
Annual Financials and Additional Information
April 30, 2026
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Portfolio of Investments
April 30, 2026
	Principal Amount	Value
MUNICIPAL BONDS — 96.5%
California — 1.7%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B 0.00%, 8/1/27, (AGM-CR FGIC)(a)	$ 5,000,000	$ 4,835,168
Florida — 1.0%
Central Florida Tourism Oversight District GO, Series A, Callable 6/1/34 at 100, 5.00%, 6/1/44	2,500,000	2,685,628
Florida Housing Finance Corp. Revenue, Series 1, Callable 7/1/29 at 100, 2.00%, 7/1/32, (GNMA/FNMA/FHLMC)	170,000	151,742
		2,837,370
Georgia — 0.4%
Atlanta City Department of Aviation Revenue, Series A, Refunding, Callable 7/1/32 at 100, 5.00%, 7/1/47	1,000,000	1,040,115
Guam — 0.4%
Guam Government Waterworks Authority Revenue, Series A, Callable 7/1/35 at 100, 5.25%, 7/1/39	395,000	433,462
Guam Government Waterworks Authority Revenue, Series A, Callable 7/1/35 at 100, 5.50%, 7/1/43	725,000	788,341
		1,221,803
Hawaii — 85.5%
Hawaii County GO, Callable 9/1/33 at 100, 5.00%, 9/1/41	870,000	954,791
Hawaii County GO, Callable 9/1/35 at 100, 5.25%, 9/1/45	5,000,000	5,524,242
Hawaii County GO, Refunding, Callable 9/1/33 at 100, 5.00%, 9/1/40	1,700,000	1,875,695
Hawaii County GO, Series A, Refunding, Callable 3/1/27 at 100, 5.00%, 9/1/34	4,500,000	4,569,165
Hawaii County GO, Series A, Refunding, Callable 9/1/30 at 100, 4.00%, 9/1/40	1,000,000	1,007,005
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance & Development Corp. Revenue, Hale Moiliili, Putable, 3.30%, 12/1/29(b)	$8,000,000	$ 8,041,088
Hawaii Housing Finance & Development Corp. Revenue, Multi-Family Housing, Iwilei Apartments, Series A, Callable 5/21/26 at 100, 3.75%, 1/1/31	3,120,000	3,120,841
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 1/1/34 at 100, 4.05%, 7/1/40	700,000	701,816
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 1/1/34 at 100, 4.50%, 7/1/45	1,380,000	1,368,206
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 1/1/34 at 100, 4.70%, 7/1/50	1,390,000	1,383,263
Hawaii State Airports System Revenue, AMT, COP, Callable 5/21/26 at 100, 5.00%, 8/1/27	300,000	302,447
Hawaii State Airports System Revenue, AMT, OID, COP, Callable 5/21/26 at 100, 5.00%, 8/1/28	400,000	402,995
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/28 at 100, 5.00%, 7/1/33	225,000	233,179
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/28 at 100, 5.00%, 7/1/48	1,500,000	1,505,728
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/35 at 100, 5.25%, 7/1/51	17,000,000	17,745,520
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/35 at 100, 5.50%, 7/1/54	2,300,000	2,457,151

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Portfolio of Investments (Continued)
April 30, 2026
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series B, 5.00%, 7/1/27	$ 910,000	$ 934,697
Hawaii State Airports System Revenue, Series B, OID, Callable 5/31/26 at 100, 4.00%, 7/1/45	50,000	48,829
Hawaii State Airports System Revenue, Series C, Callable 7/1/30 at 100, 5.00%, 7/1/50	130,000	132,948
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/30 at 100, 5.00%, 7/1/33	325,000	352,166
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/39	620,000	626,639
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/40	3,500,000	3,925,591
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, 5.00%, 7/1/28	1,340,000	1,401,693
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 7/1/33 at 100, 5.00%, 7/1/34	2,310,000	2,557,676
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 7/1/33 at 100, 5.00%, 7/1/35	2,430,000	2,679,197
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 7/1/33 at 100, 5.00%, 7/1/36	2,550,000	2,794,905
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 7/1/28	$ 500,000	$ 523,020
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 7/1/31	2,715,000	2,967,318
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 1/1/30	475,000	480,401
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, Callable 1/1/30 at 100, 4.00%, 1/1/31	525,000	529,313
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/36	1,750,000	1,981,559
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/40	5,000,000	5,492,448
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/41	5,000,000	5,431,839
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/42	1,000,000	1,078,230
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/1/27 at 100, 5.00%, 11/1/28	1,170,000	1,209,220

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Portfolio of Investments (Continued)
April 30, 2026
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/1/27 at 100, 5.00%, 11/1/30	$ 800,000	$ 826,578
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/1/27 at 100, 5.00%, 11/1/31	815,000	841,347
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 4/1/27	100,000	102,196
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/28	1,040,000	1,062,211
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/29	55,000	56,130
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/32	335,000	341,426
Hawaii State GO, Series EO, Callable 5/31/26 at 100, 5.00%, 8/1/32	1,285,000	1,287,252
Hawaii State GO, Series EO, Unrefunded portion, Callable 5/31/26 at 100, 5.00%, 8/1/26	2,660,000	2,665,029
Hawaii State GO, Series EY, Refunding, Callable 5/31/26 at 100, 5.00%, 10/1/27	2,040,000	2,043,889
Hawaii State GO, Series FG, Callable 10/1/26 at 100, 5.00%, 10/1/30	4,000,000	4,037,723
Hawaii State GO, Series FG, Callable 10/1/26 at 100, 4.00%, 10/1/35	1,000,000	1,002,321
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FH, Refunding, 5.00%, 10/1/26	$ 170,000	$ 171,679
Hawaii State GO, Series FK, 5.00%, 5/1/26	425,000	425,000
Hawaii State GO, Series FK, Callable 5/1/27 at 100, 4.00%, 5/1/37	2,000,000	2,005,876
Hawaii State GO, Series FT, Callable 1/1/28 at 100, 5.00%, 1/1/30	30,000	31,207
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 7/1/26	500,000	501,528
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/31	1,000,000	1,021,320
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/32	810,000	823,953
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/33	1,400,000	1,420,598
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/37	5,000,000	5,004,560
Hawaii State Harbor System Revenue, Series C, Refunding, 5.00%, 7/1/29	400,000	428,719
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/39	3,415,000	3,450,158
Hawaii State Highway Fund Revenue, Series A, Callable 1/1/29 at 100, 5.00%, 1/1/37	3,500,000	3,666,212
Hawaii State Highway Fund Revenue, Series A, Callable 1/1/36 at 100, 5.00%, 1/1/42	4,000,000	4,459,560

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Portfolio of Investments (Continued)
April 30, 2026
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Series A, Callable 1/1/36 at 100, 5.00%, 1/1/44	$11,350,000	$ 12,424,840
Hawaii State Highway Fund Revenue, Series B, Refunding, Callable 7/1/26 at 100, 5.00%, 1/1/29	1,950,000	1,957,179
Honolulu City & County Board of Water Supply Revenue, Callable 7/1/33 at 100, 5.00%, 7/1/48	4,645,000	4,870,775
Honolulu City & County Board of Water Supply Revenue, Series A, Refunding, Callable 7/1/34 at 100, 5.25%, 7/1/49	3,760,000	4,016,917
Honolulu City & County GO, Series A, Callable 5/31/26 at 100, 4.00%, 11/1/37	1,000,000	1,000,147
Honolulu City & County GO, Series A, Callable 7/1/33 at 100, 5.00%, 7/1/40	1,000,000	1,100,203
Honolulu City & County GO, Series A, Callable 7/1/34 at 100, 5.25%, 7/1/46	3,225,000	3,515,258
Honolulu City & County GO, Series C, 5.00%, 7/1/26	230,000	230,886
Honolulu City & County GO, Series C, 4.00%, 8/1/26	200,000	200,620
Honolulu City & County GO, Series C, 5.00%, 7/1/28	255,000	268,723
Honolulu City & County GO, Series C, Callable 8/1/29 at 100, 5.00%, 8/1/42	960,000	1,003,042
Honolulu City & County GO, Series C, Callable 8/1/29 at 100, 5.00%, 8/1/44	3,260,000	3,384,538
Honolulu City & County GO, Series D, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/39	10,000,000	11,259,728
Honolulu City & County GO, Series E, OID, Refunding, Callable 9/1/27 at 100, 3.00%, 9/1/31	250,000	247,477
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series E, Refunding, 5.00%, 3/1/29	$ 200,000	$ 213,534
Honolulu City & County GO, Series F, Refunding, 5.00%, 7/1/35	1,500,000	1,739,312
Honolulu City & County Revenue, Maunakea Tower Apartments, Putable, 5.00%, 6/1/27, (HUD SECT 8)(b)	1,100,000	1,101,644
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/38	4,525,000	5,124,390
Honolulu City & County Wastewater System Revenue, 2nd Bond Resolution, Junior, Series A, Refunding, Callable 7/1/34 at 100, 5.00%, 7/1/39	2,000,000	2,229,471
Honolulu City & County Wastewater System Revenue, Senior Lien Green Bond, Callable 7/1/33 at 100, 5.25%, 7/1/53	10,000,000	10,538,711
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 7/1/26 at 100, 5.00%, 7/1/35	125,000	125,394
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 7/1/32 at 100, 5.25%, 7/1/51	5,000,000	5,289,776
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 7/1/34 at 100, 5.00%, 7/1/42	5,000,000	5,499,313
Honolulu City & County Wastewater System Revenue, Series B, Senior Green Bond, Callable 7/1/35 at 100, 5.25%, 7/1/40	2,000,000	2,294,071

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Portfolio of Investments (Continued)
April 30, 2026
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Series B, Senior Green Bond, Callable 7/1/35 at 100, 5.25%, 7/1/55	$9,000,000	$ 9,578,743
Kauai County GO, 5.00%, 8/1/27	250,000	257,464
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/31	250,000	256,739
Kauai County GO, Callable 8/1/27 at 100, 4.00%, 8/1/33	295,000	298,234
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/37	40,000	40,801
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/42	775,000	786,500
Kauai County GO, Refunding, 5.00%, 8/1/32	2,870,000	3,226,406
Maui County GO, Callable 3/1/31 at 100, 4.00%, 3/1/38	1,020,000	1,037,808
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/36	1,000,000	1,148,674
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/37	2,200,000	2,510,583
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/42	2,200,000	2,427,039
Maui County GO, Refunding, 5.00%, 9/1/28	1,070,000	1,131,541
Maui County GO, Refunding, Callable 5/31/26 at 100, 3.00%, 9/1/32	195,000	192,651
Maui County GO, Refunding, Callable 9/1/28 at 100, 4.00%, 9/1/31	5,000,000	5,128,358
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/1/26 at 100, 5.00%, 10/1/30	620,000	626,885
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/1/26 at 100, 5.00%, 10/1/31	$1,345,000	$ 1,359,935
University of Hawaii Revenue, Series B, Refunding, Callable 5/31/26 at 100, 5.00%, 10/1/34	600,000	601,230
University of Hawaii Revenue, Series B, Refunding, Callable 5/31/26 at 100, 5.00%, 10/1/35	1,000,000	1,002,009
University of Hawaii Revenue, Series D, Refunding, Callable 10/1/30 at 100, 4.00%, 10/1/32	450,000	468,413
University of Hawaii Revenue, Series D, Refunding, Callable 10/1/30 at 100, 4.00%, 10/1/33	315,000	326,840
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/29	135,000	139,225
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/36	3,000,000	3,077,237
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/37	2,000,000	2,048,814
		241,325,371
Michigan — 1.0%
Grosse Pointe Public School System GO, Refunding, Callable 5/1/29 at 100, 5.00%, 5/1/38	500,000	523,957
Michigan State University Revenue, Series A, Refunding, Callable 2/15/33 at 100, 5.00%, 8/15/41	2,160,000	2,342,218
		2,866,175

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Portfolio of Investments (Concluded)
April 30, 2026
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Missouri — 0.5%
St Louis City Airport Revenue, Series A, Callable 7/1/34 at 100, 5.00%, 7/1/41, (AGM)	$1,400,000	$ 1,522,974
Ohio — 1.0%
Ohio State GO, Series A, Callable 6/15/35 at 100, 5.00%, 6/15/42	2,500,000	2,773,549
Tennessee — 0.8%
Metropolitan Nashville Airport Authority Revenue, Series A, Callable 7/1/30 at 100, 5.00%, 7/1/49	2,255,000	2,297,904
Texas — 2.5%
Board of Regents of the University of Texas System Revenue, Series B, Refunding, Callable 8/15/34 at 100, 5.00%, 8/15/42	3,195,000	3,510,609
Dallas Area Rapid Transit Revenue, Senior Lien, Series B, Refunding, Callable 12/1/30 at 100, 5.00%, 12/1/47	1,605,000	1,666,696
Houston City Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding 0.00%, 12/1/27, (AGM)(a)	2,000,000	1,910,144
		7,087,449
Utah — 0.1%
Salt Lake City Airport Revenue, Series B, Callable 7/1/28 at 100, 5.00%, 7/1/29	370,000	388,487
Virginia — 1.1%
Hampton Roads Transportation Accountability Commission Revenue, Senior Lien, Series A, Callable 7/1/34 at 100, 5.00%, 7/1/49	2,840,000	2,987,505
Washington — 0.5%
Port of Seattle Revenue, Series B, AMT, Refunding, Callable 7/1/34 at 100, 5.25%, 7/1/43	1,175,000	1,276,766
TOTAL MUNICIPAL BONDS (Cost $271,296,930)		272,460,636
	Number of Shares	Value
SHORT-TERM INVESTMENT — 2.2%
Money Market Fund — 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(c)	6,190,715	$ 6,190,715
TOTAL SHORT-TERM INVESTMENT (Cost $6,190,715)		6,190,715

TOTAL INVESTMENTS - 98.7% (Cost $277,487,645)		278,651,351
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		3,688,859
NET ASSETS - 100.0%		$282,340,210

(a)	Zero coupon bond.
(b)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(c)	Rate disclosed is the 7-day yield at April 30, 2026.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. - Custodial Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
OID	Original Issue Discount

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Statement of Assets and Liabilities
April 30, 2026
Assets
Investments, at value (Cost $277,487,645)	$278,651,351
Receivables:
Dividends and interest	3,574,333
Investments sold	1,008,750
Capital shares sold	32,523
Prepaid expenses and other assets	569
Total Assets	283,267,526
Liabilities
Payables:
Distributions to shareholders	822,571
Audit fees	28,889
Merger expenses	24,571
Administration and accounting fees	20,414
Transfer agent fees	7,611
Legal fees	5,484
Capital shares redeemed	2,500
Accrued expenses	15,276
Total Liabilities	927,316
Net Assets	$282,340,210
Net Assets Consisted of:
Capital stock, $0.01 par value	$290,533
Paid-in capital	290,309,566
Total distributable earnings/(loss)	(8,259,889)
Net Assets	$282,340,210
Class Y:
Net assets	$282,340,210
Shares outstanding	29,053,311
Net asset value, offering and redemption price per share	$9.72
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Statement of Operations
For the Year Ended April 30, 2026
Investment income
Interest	$8,782,780
Dividends	213,939
Total investment income	8,996,719
Expenses
Advisory fees(Note 2)	495,937
Trustees’ and officers’ fees(Note 2)	77,582
Administration and accounting fees(Note 2)	56,612
Legal fees	56,318
Merger expenses (Note 8)	40,000
Audit fees	39,180
Custodian fees(Note 2)	22,465
Transfer agent fees(Note 2)	22,234
Shareholder reporting fees	14,710
Registration and filing fees	4,475
Other expenses	20,815
Total expenses before waivers	850,328
Less: waivers(Note 2)	(495,937)
Net expenses after waivers	354,391
Net investment income	8,642,328
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(488,002)
Net change in unrealized appreciation on investments(a)	7,091,361
Net realized and unrealized gain on investments	6,603,359
Net increase in net assets resulting from operations	$15,245,687

(a)	Net change in unrealized appreciation does not include net unrealized appreciation of $272,573 in connection with the Fund’s merger with the Pacific Capital Tax-Free Short Intermediate Securities Fund. See Note 8 in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Statements of Changes in Net Assets
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$8,642,328	$7,132,852
Net realized losses from investments	(488,002)	(3,010,393)
Net change in unrealized appreciation on investments	7,091,361	2,086,114
Net increase in net assets resulting from operations	15,245,687	6,208,573
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class Y	(8,643,496)	(7,133,182)
Net decrease in net assets from dividends and distributions to shareholders	(8,643,496)	(7,133,182)
Increase/(decrease) in net assets derived from capital share transactions and merger activity (Note 4 and Note 8)	41,144,077	(98,275)
Total increase/(decrease) in net assets	47,746,268	(1,022,884)
Net assets
Beginning of year	234,593,942	235,616,826
End of year	$282,340,210	$234,593,942
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Financial Highlights

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y shares
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
Per Share Operating Performance
Net asset value, beginning of year	$9.47	$9.51	$9.68	$9.69	$10.61
Net investment income(1)	0.34	0.29	0.27	0.25	0.24
Net realized and unrealized gain/(loss) on investments	0.25	(0.04)	(0.17)	(0.01)	(0.92)
Total from investment operations	0.59	0.25	0.10	0.24	(0.68)
Dividends and distributions to shareholders from:
Net investment income	(0.34)	(0.29)	(0.27)	(0.25)	(0.24)
Net asset value, end of year	$9.72	$9.47	$9.51	$9.68	$9.69
Total investment return(2)	6.27%	2.62%	1.05%	2.49%	(6.56)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$282,340	$234,594	$235,617	$240,807	$259,354
Ratio of expenses to average net assets	0.14%	0.14%	0.13%	0.14%	0.12%
Ratio of expenses to average net assets without waivers(3)	0.34%	0.34%	0.33%	0.34%	0.32%
Ratio of net investment income to average net assets	3.46%	3.01%	2.80%	2.54%	2.27%
Portfolio turnover rate	36%	20%	16%	9%	14%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(3)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Notes to Financial Statements
April 30, 2026
1. Organization and Significant Accounting Policies
The Pacific Capital Tax-Free Securities Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund is authorized to issue and offer Class Y shares.
The Fund is an investment company and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946.
Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board of Trustees of the Trust (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — unadjusted quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The fair value of the Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Notes to Financial Statements (Continued)
April 30, 2026
The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund's investments carried at fair value:
	Total Value at 04/30/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Assets
Municipal Bonds	$272,460,636	$—	$272,460,636	$—
Short-Term Investment	6,190,715	6,190,715	—	—
Total Assets	$278,651,351	$6,190,715	$272,460,636	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the year ended April 30, 2026, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Dividends and Distributions to Shareholders — Dividends from net investment income for the Fund are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Notes to Financial Statements (Continued)
April 30, 2026
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Segment Reporting — In accordance with the FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.
The Chief Operating Decision Maker (“CODM”) is the Investment Adviser Oversight Committee at the Adviser, the Principal Executive Officer (“PEO”) and the Principal Financial Officer (“PFO”) of the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Income Taxes — The Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Management has reviewed the impact of the new standard and concludes there is no material impact to the Fund’s financial position or the results of its operations as of April 30, 2026; and therefore, no additional related disclosures were included in these financial statements.
2. Transactions with Related Parties and Other Service Providers
Investment advisory services are provided to the Fund by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, the Fund is charged an annual fee of 0.20% which is computed daily and paid monthly based upon average daily net assets. The Adviser has contractually agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in effect until August 31, 2027. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”). While the Adviser is currently waiving its entire investment advisory fee, investors who invest in the Fund through a bank trust account may be subject to account level fees applicable to such amount charged by affiliates of the Adviser, including Bank of Hawaii’s Trust Services Group.
Fee rates for the year ended April 30, 2026, were as follows:
	Maximum Annual Advisory Fee	Net Annual Fees Paid After Contractual Waivers
Pacific Capital Tax-Free Securities Fund	0.20%	0.00%
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Notes to Financial Statements (Continued)
April 30, 2026
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
Prior to July 31, 2025, JW Fund Management LLC (“JWFM”) provided a PEO and a PFO to the Trust. Effective August 1, 2025, Tidal ETF Services LLC (“Tidal”) provides a PEO and a PFO to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Tidal and Chenery are compensated for their services provided to the Trust. JWFM was compensated for its services provided to the Trust through July 31, 2025.
3. Investment in Securities
For the year ended April 30, 2026, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Pacific Capital Tax-Free Securities Fund*	$87,996,233	$88,007,254

*	The cost of purchases and proceeds from sales excludes the purchases and sales of the Pacific Capital Tax-Free Short Intermediate Securities Fund (See Note 8). If these transactions were included, purchases and sales would have been higher.
The Fund is permitted to purchase or sell securities, which have a readily available market quotation, from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees. The procedures have been designed to provide assurances that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price.
For the year ended April 30, 2026, the Fund engaged in security purchase of $3,093,530 with an affiliated fund under Rule 17a-7.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Notes to Financial Statements (Continued)
April 30, 2026
4. Capital Share Transactions
For the years ended April 30, 2026 and 2025, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Year Ended April 30, 2026		For the Year Ended April 30, 2025
	Shares	Amount	Shares	Amount
Class Y
Sales	8,228,627	$79,039,868	2,979,671	$28,569,129
Proceeds from Shares issued in connection with merger*	4,071,056	39,344,857	—	—
Reinvestments	4,136	39,894	3,733	35,831
Redemptions	(8,021,407)	(77,280,542)	(2,988,647)	(28,703,235)
Net increase/(decrease)	4,282,412	$41,144,077	(5,243)	$(98,275)

*	See Note 8.
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. For the year ended April 30, 2026, these adjustments were to increase paid-in capital by $1,131,581 and decrease total distributable earnings by $1,131,581. These permanent differences were primarily attributable to wash sales and capital loss carryforwards from the Fund’s merger with the Pacific Capital Tax-Free Short Intermediate Securities Fund. Net assets were not affected by these adjustments.
The tax character of distributions paid during the year ended April 30, 2026, were as follows:
	Ordinary Income Distributions	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Pacific Capital Tax-Free Securities Fund	$215,120	$215,120	$8,428,376	$8,643,496
The tax character of distributions paid during the year ended April 30, 2025, were as follows:
	Ordinary Income Distributions	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Pacific Capital Tax-Free Securities Fund	$337,656	$337,656	$6,795,526	$7,133,182

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Notes to Financial Statements (Continued)
April 30, 2026
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of April 30, 2026, the components of distributable earnings/(loss)  on a tax basis were as follows:
	Capital Loss Carryforwards	Undistributed Tax Exempt Income	Distributions Payable	Unrealized Appreciation/ (Depreciation)
Pacific Capital Tax-Free Securities Fund	$(9,381,137)	$821,088	$(822,571)	$1,122,731
The differences between the book and tax basis components of distributable earnings relate primarily wash sales and capital loss carryforwards from the Fund’s merger with the Pacific Capital Tax-Free Short Intermediate Securities Fund.
The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized depreciation as of April 30, 2026 were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Pacific Capital Tax-Free Securities Fund	$277,528,620	$3,314,756	$(2,192,025)	$1,122,731
Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2026. For the year ended April 30, 2025, the Fund did not have late year ordinary loss deferrals and capital loss deferrals.
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2026 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The Fund’s capital loss carryforwards from the merger with the Pacific Capital Tax-Free Short Intermediate Securities Fund on March 20, 2026 are subject to limitations under the rules of Internal Revenue Codes Section §381-§384 (See Note 8). As of April 30, 2026, the Fund's capital loss carryforwards, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryforwards were as follows:
	Capital Loss Carryforwards
	Short-Term	Long-Term
Pacific Capital Tax-Free Securities Fund	$2,085,562	$7,295,575
6. Concentration of Credit Risk
The Fund primarily invests in debt obligations issued by the state of Hawaii and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issues of Hawaii municipal securities than a municipal bond fund that is not concentrated in these issuers to the same extent.
7. Debt Investment Risk
Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of the Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Notes to Financial Statements (Concluded)
April 30, 2026
longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
8. Fund Merger
On December 2, 2025, the Board of Trustees approved the reorganization of the Pacific Capital Tax-Free Short Intermediate Securities Fund into the Pacific Capital Tax-Free Securities Fund (the “Reorganization”). The Reorganization took place after the close of business on March 20, 2026.
Immediately prior to the reorganization, the Pacific Capital Tax-Free Short Intermediate Securities Fund’s Class Y Shares outstanding were exchanged for the Class Y Shares of the Pacific Capital Tax-Free Securities Fund. The following is a summary of shares outstanding, net assets and net asset value per share for these Funds before and after the Reorganization took place after the close of business on March 20, 2026:
	Before Reorganization		After Reorganization
	Pacific Capital Tax-Free Short Intermediate Securities Fund	Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Securities Fund
Class Y
Shares	4,016,079	25,094,023	29,165,079
Net assets	$39,344,857	$242,520,132	$281,864,989
Net asset value	$9.80	$9.66	$9.66

Fund Total
Shares outstanding	4,016,079	25,094,023	29,165,079
Net assets	$39,344,857	$242,520,132	$281,864,989
Unrealized appreciation (depreciation)	$272,573	$(693,574)	$(421,001)
Assuming this reorganization had been completed on May 1, 2025, the Pacific Capital Tax-Free Securities Fund’s results of operations for the year ended April 30, 2026, would have been as follows:
Net investment income	$9,692,266
Net realized and change in unrealized gains (losses) on investments	$7,459,862
Net increase in asset from operations	$17,152,128
Because the combined portfolios of investments have been managed as a single portfolio since the Reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Pacific Capital Tax-Free Securities Fund that have been included in its Statement of Operations since the Reorganization.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of FundVantage Trust and Shareholders of Pacific Capital Tax-Free Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Pacific Capital Tax-Free Securities Fund (one of the funds constituting FundVantage Trust, referred to hereafter as the “Fund”) as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 26, 2026
We have served as the auditor of one or more Asset Management Group of the Bank of Hawaii investment companies since 2010.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Shareholder Tax Information
(Unaudited)
The Fund is required by Subchapter M of the Internal Revenue Code, to advise its shareholders of the U.S. federal tax status of distributions received by the Fund’s shareholders in respect of such fiscal year.
The tax character of distributions paid during the year ended April 30, 2026 were as follows:
	Ordinary Income Distributions	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Pacific Capital Tax-Free Securities Fund	$215,120	$215,120	$8,428,376	$8,643,496
Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.
The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations for the Fund is 2.46%.
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.
Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.
Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.
In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.
Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Other Information
(Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.
The Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At an in-person meeting held on March 9-10, 2026 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between the Asset Management Group of Bank of Hawaii (“AMG of BOH” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Pacific Capital Tax-Free Securities Fund (“Pacific Capital TF Fund”), Pacific Capital Tax-Free Short Intermediate Securities Fund (“Pacific Capital TFSI Fund”) and Pacific Capital U.S. Government Money Market Fund (“Pacific Capital MMF”) (together the “Pacific Capital Funds”). At the Meeting, the Board considered the continuation of the Agreement with respect to each Fund for an additional one-year period.
In determining whether to continue the Pacific Capital Funds Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by AMG of BOH in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “AMG of BOH 15(c) Response”) regarding (i) the services performed by AMG of BOH for the Pacific Capital Funds, (ii) the composition and qualifications of AMG of BOH’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Pacific Capital Funds, (iv) investment performance, (v) the financial condition of Bank of Hawaii, of which AMG of BOH is a separately identifiable department thereof, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Pacific Capital Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on AMG of BOH’s ability to service the Pacific Capital Funds, and (x) compliance with the Pacific Capital Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the AMG of BOH 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Pacific Capital Fund compared to its Refinitiv category and its benchmark; compliance with the Pacific Capital Funds’ investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and AMG of BOH’s adherence to pricing procedures as established by the Board.
The Board considered additional information provided by representatives from AMG of BOH invited to participate in the Meeting regarding AMG of BOH’s history, performance, investment strategy, and compliance program. Representatives of AMG of BOH responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the continuation of the Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Pacific Capital Funds and AMG of BOH, as provided by the terms of the Agreement, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Other Information (Continued)
(Unaudited)
Based on the AMG of BOH 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by AMG of BOH are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Pacific Capital Funds are likely to benefit from the provision of those services, (iv) AMG of BOH has sufficient personnel, with the appropriate skills and experience, to serve the Pacific Capital Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Pacific Capital Funds is likely to continue under the Agreement.
The Trustees considered the investment performance for the Pacific Capital Funds (as applicable) and AMG of BOH. The Trustees reviewed historical performance charts which showed the performance of the Pacific Capital Funds as compared to their respective benchmark indices and Refinitive categories for the one-year, three-year, five-year and ten-year periods ended December 31, 2025, as applicable. The Trustees considered the short-term and long-term performance of the Pacific Capital Funds, as applicable. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year.
Pacific Capital Tax-Free Securities Fund. The Trustees noted that the Pacific Capital TF Fund’s Class Y shares outperformed the Bloomberg Hawaii Index for the one-year, three-year and five-year periods ended December 31, 2025, and underperformed for the ten-year period ended December 31, 2025. They further noted that the Pacific Capital TF Fund’s Class Y shares outperformed the Refinitiv Other States Intermediate Municipal Debt Funds Median for the one-year, three-year, five-year and ten-year periods ended December 31, 2025.
Pacific Capital Tax-Free Short Intermediate Securities Fund. The Trustees noted that the Pacific Capital TFSI Fund’s Class Y shares outperformed the Bloomberg 3 Year Hawaii Municipal Index for the one-year, three-year, five-year and ten-year periods ended December 31, 2025. They further noted that the Pacific Capital TFSI Fund’s Class Y shares outperformed or was on par with the Refinitiv Other States Short-Intermediate Municipal Debt Funds Median for the one-year and five-year periods ended December 31, 2025, and underperformed for the three-year and ten-year periods ended December 31, 2025.
Pacific Capital U.S. Government Money Market Fund. The Trustees noted that the Pacific Capital MMF Fund had ceased operations during the period ended December 31, 2022 and therefore did not have relevant performance information to compare.
The Trustees concluded that the performance of each of the Pacific Capital Funds, as applicable, was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting. The Trustees noted that the representatives of AMG of BOH had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Pacific Capital Funds and any other ancillary benefit resulting from AMG of BOH’s relationship with the Pacific Capital Funds.
The Trustees also considered information regarding the fees AMG of BOH charges to certain other clients and evaluated explanations provided by AMG of BOH as to differences in fees charged to the Pacific Capital Funds and other similarly managed accounts, where applicable.
The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Pacific Capital Funds versus other funds in the Pacific Capital Fund’s applicable Refinitiv category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by AMG of BOH are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Pacific Capital Funds as measured by the information provided by AMG of BOH.
The Board considered, among other data, the specific factors and related conclusion set forth below with respect to the Pacific Capital Funds:
Pacific Capital Tax-Free Securities Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Pacific Capital TF Fund’s Class Y shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Other Information (Continued)
(Unaudited)
Pacific Capital Tax-Free Short Intermediate Securities Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Pacific Capital TFSI Fund’s Class Y shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.
Pacific Capital U.S. Government Money Market Fund. The Trustees noted that the Pacific Capital MMF Fund had ceased operations during the period ended December 31, 2022 and therefore did not have relevant fee and expense information to compare.
The Trustees considered the costs of the services provided by AMG of BOH, the compensation and benefits received by AMG of BOH in providing services to the Pacific Capital Funds, the profitability and certain additional information related to the financial condition of Bank of Hawaii, of which AMG of BOH is a separately identifiable department thereof. In addition, the Trustees considered any direct or indirect revenues received by affiliates of AMG of BOH.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Pacific Capital Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Pacific Capital Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Pacific Capital Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that AMG of BOH has contractually agreed to waive fees and/or reimburse certain expenses of the Pacific Capital Funds for the benefit of shareholders.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Pacific Capital Funds Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single factor as controlling, but made their determination in light of the information presented to them.
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6034 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Fund's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at (888) 678-6034.

Investment Adviser
Asset Management Group of Bank of Hawaii
111 South King Street, 4th Floor,
Honolulu, HI 96813
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
118 Flanders Road
Westborough, MA 01581
Principal Underwriter
Foreside Funds Distributors LLC
190 Middle Street Suite 301
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
PAC-0426

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At an in-person meeting held on March 9-10, 2026 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between the Asset Management Group of Bank of Hawaii (“AMG of BOH” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Pacific Capital Tax-Free Securities Fund (“Pacific Capital TF Fund”), Pacific Capital Tax-Free Short Intermediate Securities Fund (“Pacific Capital TFSI Fund”) and Pacific Capital U.S. Government Money Market Fund (“Pacific Capital MMF”) (together the “Pacific Capital Funds”). At the Meeting, the Board considered the continuation of the Agreement with respect to each Fund for an additional one-year period.

In determining whether to continue the Pacific Capital Funds Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by AMG of BOH in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “AMG of BOH 15(c) Response”) regarding (i) the services performed by AMG of BOH for the Pacific Capital Funds, (ii) the composition and qualifications of AMG of BOH’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Pacific Capital Funds, (iv) investment performance, (v) the financial condition of Bank of Hawaii, of which AMG of BOH is a separately identifiable department thereof, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Pacific Capital Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on AMG of BOH’s ability to service the Pacific Capital Funds, and (x) compliance with the Pacific Capital Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the AMG of BOH 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Pacific Capital Fund compared to its Refinitiv category and its benchmark; compliance with the Pacific Capital Funds’ investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and AMG of BOH’s adherence to pricing procedures as established by the Board.

The Board considered additional information provided by representatives from AMG of BOH invited to participate in the Meeting regarding AMG of BOH’s history, performance, investment strategy, and compliance program. Representatives of AMG of BOH responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the continuation of the Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Pacific Capital Funds and AMG of BOH, as provided by the terms of the Agreement, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the AMG of BOH 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by AMG of BOH are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Pacific Capital Funds are likely to benefit from the provision of those services, (iv) AMG of BOH has sufficient personnel, with the appropriate skills and experience, to serve the Pacific Capital Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Pacific Capital Funds is likely to continue under the Agreement.

The Trustees considered the investment performance for the Pacific Capital Funds (as applicable) and AMG of BOH. The Trustees reviewed historical performance charts which showed the performance of the Pacific Capital Funds as compared to their respective benchmark indices and Refinitive categories for the one-year, three-year, five-year and ten-year periods ended December 31, 2025, as applicable. The Trustees considered the short-term and long-term performance of the Pacific Capital Funds, as applicable. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year.

Pacific Capital Tax-Free Securities Fund. The Trustees noted that the Pacific Capital TF Fund’s Class Y shares outperformed the Bloomberg Hawaii Index for the one-year, three-year and five-year periods ended December 31, 2025, and underperformed for the ten-year period ended December 31, 2025. They further noted that the Pacific Capital TF Fund’s Class Y shares outperformed the Refinitiv Other States Intermediate Municipal Debt Funds Median for the one-year, three-year, five-year and ten-year periods ended December 31, 2025.

Pacific Capital Tax-Free Short Intermediate Securities Fund. The Trustees noted that the Pacific Capital TFSI Fund’s Class Y shares outperformed the Bloomberg 3 Year Hawaii Municipal Index for the one-year, three-year, five-year and ten-year periods ended December 31, 2025. They further noted that the Pacific Capital TFSI Fund’s Class Y shares outperformed or was on par with the Refinitiv Other States Short-Intermediate Municipal Debt Funds Median for the one-year and five-year periods ended December 31, 2025, and underperformed for the three-year and ten-year periods ended December 31, 2025.

Pacific Capital U.S. Government Money Market Fund. The Trustees noted that the Pacific Capital MMF Fund had ceased operations during the period ended December 31, 2022 and therefore did not have relevant performance information to compare.

The Trustees concluded that the performance of each of the Pacific Capital Funds, as applicable, was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting. The Trustees noted that the representatives of AMG of BOH had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Pacific Capital Funds and any other ancillary benefit resulting from AMG of BOH’s relationship with the Pacific Capital Funds.

The Trustees also considered information regarding the fees AMG of BOH charges to certain other clients and evaluated explanations provided by AMG of BOH as to differences in fees charged to the Pacific Capital Funds and other similarly managed accounts, where applicable.

The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Pacific Capital Funds versus other funds in the Pacific Capital Fund’s applicable Refinitiv category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by AMG of BOH are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Pacific Capital Funds as measured by the information provided by AMG of BOH.

The Board considered, among other data, the specific factors and related conclusion set forth below with respect to the Pacific Capital Funds:

Pacific Capital Tax-Free Securities Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Pacific Capital TF Fund’s Class Y shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

Pacific Capital Tax-Free Short Intermediate Securities Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Pacific Capital TFSI Fund’s Class Y shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

Pacific Capital U.S. Government Money Market Fund. The Trustees noted that the Pacific Capital MMF Fund had ceased operations during the period ended December 31, 2022 and therefore did not have relevant fee and expense information to compare.

The Trustees considered the costs of the services provided by AMG of BOH, the compensation and benefits received by AMG of BOH in providing services to the Pacific Capital Funds, the profitability and certain additional information related to the financial condition of Bank of Hawaii, of which AMG of BOH is a separately identifiable department thereof. In addition, the Trustees considered any direct or indirect revenues received by affiliates of AMG of BOH.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Pacific Capital Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Pacific Capital Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Pacific Capital Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that AMG of BOH has contractually agreed to waive fees and/or reimburse certain expenses of the Pacific Capital Funds for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Pacific Capital Funds Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single factor as controlling, but made their determination in light of the information presented to them.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)
Date: July 9, 2026

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date: July 9, 2026

*	Print the name and title of each signing officer under his or her signature.